EQUITY (Details 5) - Dec. 31, 2014 - shares	Total
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	4,621,096
Exercise Price $0.35 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	70,726
Weighted Average Remaining Contractual Life (in years)	3 years 7 months 24 days
Exercise Price $2.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	375,000
Weighted Average Remaining Contractual Life (in years)	5 years
Exercise Price $2.19 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	171,450
Weighted Average Remaining Contractual Life (in years)	3 years 10 months 20 days
Exercise Price $5.50 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	571,428
Weighted Average Remaining Contractual Life (in years)	1 year 1 month 17 days
Exercise Price $6.87 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	3,266,778
Weighted Average Remaining Contractual Life (in years)	3 years 7 months 28 days
Exercise Price $7.87 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	14,286
Weighted Average Remaining Contractual Life (in years)	3 months 11 days
Exercise Price $8.75 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	142,857
Weighted Average Remaining Contractual Life (in years)	3 years 14 days
Exercise Price $35.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	8,571
Weighted Average Remaining Contractual Life (in years)	2 years 2 months 12 days